Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 245	$ 16	$ 290
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Vehicle depreciation	1,840	1,678	1,438
Gain on sale of vehicles, net	(7)	(6)	(97)
Non-vehicle related depreciation and amortization	180	152	125
Deferred income taxes	65	37	128
Amortization of debt financing fees	41	41	57
Impairment	0	33	0
Net change in assets and liabilities, excluding the impact of acquisitions and dispositions:
Receivables	(60)	(66)	(65)
Income taxes	37	(14)	(183)
Accounts payable and other current liabilities	(3)	(28)	(28)
Other, net	241	410	224
Net cash provided by operating activities	2,579	2,253	1,889
Investing activities
Property and equipment additions	(182)	(152)	(132)
Proceeds received on asset sales	21	22	21
Net assets acquired (net of cash acquired)	(416)	(537)	(69)
Other, net	(11)	2	(9)
Net cash used in investing activities exclusive of vehicle programs	(588)	(665)	(189)
Vehicle programs:
Increase in program cash	(10)	(79)	(13)
Investment in vehicles	(11,875)	(10,899)	(11,067)
Proceeds received on disposition of vehicles	9,666	9,409	9,196
Net Cash Used In Investing Activities Of Vehicle Programs	(2,219)	(1,569)	(1,884)
Net cash used in investing activities	(2,807)	(2,234)	(2,073)
Financing activities
Proceeds from long-term borrowings	871	2,972	1,152
Payments on long-term borrowings	(762)	(2,608)	(1,501)
Net change in short-term borrowings	5	(36)	10
Debt financing fees	(17)	(37)	(16)
Purchases of warrants	0	(78)	(29)
Proceeds from sale of call options	0	104	43
Repurchases of common stock	(297)	(48)	0
Other, net	0	3	1
Net cash (used in) provided by financing activities exclusive of vehicle programs	(200)	272	(340)
Vehicle programs:
Proceeds from borrowings	14,373	12,953	12,108
Payments on borrowings	(13,963)	(13,115)	(11,490)
Debt financing fees	(28)	(34)	(28)
Net cash provided by financing activities of vehicle programs	382	(196)	590
Net cash provided by (used in) financing activities	182	76	250
Effect of changes in exchange rates on cash and cash equivalents	(23)	(8)	6
Net (decrease) increase in cash and cash equivalents	(69)	87	72
Cash and cash equivalents, beginning of period	693	606	534
Cash and cash equivalents, end of period	624	693	606
Supplemental Disclosure
Interest payments	474	457	552
Income tax payments, net	$ 45	$ 58	$ 65